Equity (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended					3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 18, 2024 Share $ / shares	Feb. 02, 2024 $ / shares	Dec. 28, 2023 CAD ($) $ / shares shares	Aug. 17, 2023 USD ($)	Dec. 01, 2021 $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CAD ($) Share $ / shares shares	Sep. 30, 2024 USD ($) Share shares	Sep. 30, 2023 USD ($)	Mar. 31, 2024 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares reserved for issuance under stock option plan, maximum percentage of total issued and outstanding shares								10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under stock option plan								5.00%	5.00%
Maximum term of options granted								10 years	10 years
Share-based compensation						$ 2,234	$ 4,044		$ 2,723	$ 6,017
Number of shares granted | Share											620,000
Fair value of RSU granted | $ / shares											$ 6.86
August 2023 Equity Distribution Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common shares issued in ATM Equity Program | shares								12,534,457	12,534,457
Proceeds from common shares issued in ATM Equity Program				$ 90,000				$ 51,100	$ 37,400
Average price per ATM Share | $ / shares								$ 4.08
Cash commission paid in Equity Distribution Agreement									1,100
Fees for share issue costs									$ 2
Titan.io [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants issued | shares					106,677
Exercise price of warrants issued | $ / shares					$ 30
2023 Special Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of special warrants issued | shares			5,750,000
Exercise price of special warrants issued | $ / shares		$ 6	$ 5
Gross proceeds from special warrants issued			$ 28,750
Broker Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Cash consideration of services								$ 1,725
Number of warrants issued | shares								345,000	345,000
Exercise price of warrants issued | $ / shares								$ 5
Fair value of warrants						1,280			$ 1,280
Warrants risk free interest rate								3.51%	3.51%
Warrants expected volatility								100.00%	100.00%
Warrants expected life								3 years	3 years
Warrants forfeiture rate								0.00%	0.00%
Warrants expected dividend								0.00%	0.00%
Amount of professional and other fees									$ 257
Stock option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation						69	3,100		$ 104	3,400
Restricted share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments vested | Share								108,100	108,100		802,650
Shares reserved for issuance under restricted share unit plan, maximum percentage of total issued and outstanding shares								10.00%	10.00%
Maximum percentage of yearly shares issuable to any one optionee under restricted share unit plan								5.00%	5.00%
Share-based compensation						$ 385,000	$ 900		$ 2,200	$ 1,000
Restricted share units [Member] | Employees, officers, directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares granted | Share	2,491,000
Fair value of RSU granted | $ / shares	$ 5